UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3896

FPA U.S. VALUE FUND, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

Copy to:
J. RICHARD ATWOOD, PRESIDENT FPA U.S. VALUE FUND, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.                                                         Schedule of Investments.

FPA U.S. VALUE FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Entertainment Content — 19.7%
CBS Corp. (Class B)	307,280	$12,260,472
Madison Square Garden Co. (The) (Class A)*	98,490	7,105,069
Time Warner, Inc.	172,740	11,875,875
Twenty-First Century Fox, Inc. (Class A)	498,740	13,456,005
		$44,697,421
Automobiles — 9.3%
Bayerische Motoren Werke AG (Germany)	134,550	11,910,419
Daimler AG (Germany)	126,260	9,149,224
		$21,059,643
Investment Management — 9.2%
BlackRock, Inc.	15,508	4,613,165
Invesco Ltd.	283,410	8,850,894
KKR & Co. LP	443,180	7,436,561
		$20,900,620
Health Care Supply Chain — 7.3%
Express Scripts Holding Co.*	96,975	7,851,096
McKesson Corp.	47,405	8,771,347
		$16,622,443
Wealth Management — 5.4%
Ameriprise Financial, Inc.	111,560	$12,174,543

Electrical Power Equipment — 5.4%
Cummins, Inc.	111,980	$12,158,788

Publishing & Broadcasting — 5.2%
Houghton Mifflin Harcourt Co.*	585,960	$11,900,848

Comml & Res Bldg Equip & Sys — 5.1%
Ingersoll-Rand plc	227,413	$11,545,758

Apparel, Footwear & Acc Design — 4.5%
Cie Financiere Richemont SA (Switzerland)	72,280	5,614,196
Ralph Lauren Corp.	39,330	4,647,233
		$10,261,429
Specialty Pharma — 3.7%
Allergan plc*	30,580	$8,311,950

Consumer Finance — 3.5%
American Express Co.	106,140	$7,868,158

Biotech — 3.2%
Amgen, Inc.	53,260	$7,366,923

Educational Services — 2.9%
Discovery Communications, Inc. (Class C)*	272,730	$6,624,612

See notes to financial statements.

OTHER COMMON STOCKS — 2.3%		$5,223,272

TOTAL COMMON STOCKS — 86.7% (Cost $204,069,871)		$196,716,408

TOTAL INVESTMENT SECURITIES — 86.7% (Cost $204,069,871)		$196,716,408

Short-term Investments — 13.6%
Exxon Mobil Corporation — 0.07% 10/5/2015	10,000,000	$9,999,922
State Street Bank Repurchase Agreement — 0.00% 10/1/2015 (Dated 09/30/2015, repurchase price of $20,794,000 , collateralized by $19,780,000 principal amount U.S. Treasury Note - 2.750% 2023, fair value $21,214,050)	20,794,000	20,794,000
TOTAL SHORT-TERM INVESTMENTS (Cost $30,793,922)		$30,793,922

TOTAL INVESTMENTS — 100.3% (Cost $234,863,793)		$227,510,330
Other Assets And Liabilities, net — (0.3)%		(731,162)
NET ASSETS — 100.0% — NOTE 2		$226,779,168

*Non-income producing security.

As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

See notes to financial statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of September 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Entertainment Content	$44,697,421	$—	$—	$44,697,421
Automobiles	21,059,643	—	—	21,059,643
Investment Management	20,900,620	—	—	20,900,620
Health Care Supply Chain	16,622,443	—	—	16,622,443
Wealth Management	12,174,543	—	—	12,174,543
Electrical Power Equipment	12,158,788	—	—	12,158,788
Publishing & Broadcasting	11,900,848	—	—	11,900,848
Comml & Res Bldg Equip & Sys	11,545,758	—	—	11,545,758
Apparel, Footwear & Acc Design	10,261,429	—	—	10,261,429
Specialty Pharma	8,311,950	—	—	8,311,950
Consumer Finance	7,868,158	—	—	7,868,158
Biotech	7,366,923	—	—	7,366,923
Educational Services	6,624,612	—	—	6,624,612
Other Common Stocks	5,223,272	—	—	5,223,272
Short-term Investments	—	30,793,922	—	30,793,922
	$196,716,408	$30,793,922	$—	$227,510,330

See notes to financial statements.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2015.

NOTE 2 — Federal Income Tax

The cost of investment securities held at September 30, 2015 (excluding short-term investments), was $204,791,611 for federal income tax purposes.

Net Unrealized depreciation consists of:

Gross unrealized appreciation:	$1,278,063
Gross unrealized depreciation:	(9,353,266)
Net unrealized depreciation:	$(8,075,203)

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA U.S. VALUE FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	November 30, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	November 30, 2015